JPMORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Core Equity Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated May 30, 2008
to the Prospectus dated February 29, 2008

The paragraph in the Prospectus under the heading “The Funds’ Management and Administration — The Portfolio Managers — Tax Aware Core Equity Fund” is hereby deleted in its entirety and replaced with the following:

The Fund is managed by Susan Bao, Vice President of JPMIM. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-TACE-508

JPMORGAN TAX AWARE FUNDS

JPMorgan Tax Aware U.S. Equity Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated May 30, 2008
to the Prospectuses dated February 29, 2008

The paragraph in the Prospectuses under the heading “The Funds’ Management and Administration — The Portfolio Managers — Tax Aware U.S. Equity Fund” is hereby deleted in its entirety and replaced with the following:

The Fund is managed by Susan Bao, Vice President of JPMIM. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-TAUSEQ-508

JPMORGAN TAX AWARE FUNDS

JPMorgan Tax Aware U.S. Equity Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated May 30, 2008
to the Statement of Additional Information dated February 29, 2008

All references to David Silberman in the Statement of Additional Information are hereby deleted in their entirety. Furthermore, the information under PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed is hereby deleted and replaced with the following:

The following table shows information regarding all of the other accounts managed by each portfolio manager as of October 31, 2007:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)
Tax Aware Disciplined Equity Fund
Robin Chance	1	$182	0	0	14	$1,231

Tax Aware Enhanced Income Fund
James Ahn	2	$497	0	0	112	$3,567
Deepa Majmudar	4	$1,044	0	0	0	0

Tax Aware Large Cap Growth Fund
Giri Devulapally	2	$1,209	1	$4	0	0

Tax Aware Real Return Fund
Deepa Majmudar	4	$435	0	0	0	0
Richard Taormina	5	$3,958	0	0	4	$123

Tax Aware Short-Intermediate Income Fund
James Ahn	2	$380	0	0	112	$3,567
Deepa Majmudar	4	$927	0	0	0	0

Tax Aware U.S. Equity Fund
Susan Bao	2	$200	0	0	22	$355

SUP-SAI-TAUSEQ-508

The following table shows information on the other accounts managed by the portfolio manager of each of the Funds that have advisory fees wholly or partly based on performance as of October 31, 2007:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)
Tax Aware Disciplined Equity Fund
Robin Chance	0	0	0	0	0	0

Tax Aware Enhanced Income Fund
James Ahn	0	0	0	0	0	0
Deepa Majmudar	0	0	0	0	0	0

Tax Aware Large Cap Growth Fund
Giri Devulapally	0	0	0	0	0	0

Tax Aware Real Return Fund
Deepa Majmudar	0	0	0	0	0	0
Richard Taormina	0	0	0	0	0	0

Tax Aware Short-Intermediate Income Fund
James Ahn	0	0	0	0	0	0
Deepa Majmudar	0	0	0	0	0	0

Tax Aware U.S. Equity Fund
Susan Bao	0	0	0	0	0	0

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Core Equity Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated May 30, 2008
to the Statement of Additional Information dated February 29, 2008

All references to David Silberman in the Statement of Additional Information are hereby deleted in their entirety. Furthermore, the information under PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed is hereby deleted and replaced with the following:

The following table shows information regarding all of the other accounts managed by each portfolio manager as of October 31, 2007:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)
Tax Aware Core Equity Fund
Susan Bao	2	$372	0	0	22	$355

Tax Aware Diversified Equity Fund
Robin Chance	1	$699	0	0	14	$1,231

The following table shows information on the other accounts managed by the portfolio manager of each of the Funds that have advisory fees wholly or partly based on performance as of October 31, 2007:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)
Tax Aware Core Equity Fund
Susan Bao	0	0	0	0	0	0

Tax Aware Diversified Equity Fund
Robin Chance	0	0	0	0	0	0

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-TACE-508